CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Sales Revenue Net	$ 7,101	$ 11,596	$ 8,971
Type of Revenue [Extensible List]	gigm:DigitalEntertainmentServiceRevenuesMember	gigm:DigitalEntertainmentServiceRevenuesMember	gigm:DigitalEntertainmentServiceRevenuesMember
COSTS OF REVENUES
Cost of goods and services sold	$ (3,585)	$ (5,098)	$ (4,138)
Type of Cost, Good or Service [Extensible List]	gigm:DigitalEntertainmentServiceRevenuesMember	gigm:DigitalEntertainmentServiceRevenuesMember	gigm:DigitalEntertainmentServiceRevenuesMember
GROSS PROFIT	$ 3,516	$ 6,498	$ 4,833
OPERATING EXPENSES
Product development and engineering expenses	(1,091)	(1,072)	(1,045)
Selling and marketing expenses	(3,297)	(3,993)	(5,513)
General and administrative expenses	(3,684)	(3,528)	(3,458)
Impairment loss on property, plant and equipment (Note 6)			(471)
Impairment loss on intangible assets (Note 6)			(57)
Impairment loss on prepaid licensing and royalty fees (Notes 5 and 6)	(244)		(1,386)
Gain on termination of licensing agreement (Note 5)		1,732
Other (Note 8)	(23)	(127)	(35)
Operating Expenses	(8,339)	(6,988)	(11,965)
LOSS FROM OPERATIONS	(4,823)	(490)	(7,132)
NON-OPERATING INCOME (EXPENSES)
Interest income	1,302	602	302
Gain on disposal of marketable securities		2
Gain on disposal of property, plant and equipment - net (Note 11)		1	751
Interest expense		(34)	(81)
Foreign exchange gain (loss), net	267	(551)	(301)
Net loss on equity investments (Note 10)		(24)	(1,731)
Impairment loss on investments (Note 6)		(52)
Gain on disposal of subsidiary and equity investments (Note 3)			849
Other (Note 13)	61	(39)	128
Nonoperating Income (Expense), Total	1,630	(95)	(83)
LOSS BEFORE INCOME TAXES	(3,193)	(585)	(7,215)
INCOME TAX BENEFIT (Note 17)		1,671	1,149
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (3,193)	$ 1,086	$ (6,066)
EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic and Diluted:	$ (0.29)	$ 0.10	$ (0.55)
WEIGHTED AVERAGE SHARES USED TO COMPUTE EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	11,052
Diluted	11,052	11,052	11,052